Organization, Description of Business, and Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Description of Business, and Nature of Operations [Line Items]
Organization, description of business, and nature of operations

1. Organization, description of business, and nature of operations

CoinShares PLC (the “Company”) and its subsidiaries (together the “Group” or “CoinShares”) primarily operate in Jersey, Channel Islands. The Group’s principal activity is providing customers with exposure to the digital asset ecosystem through a range of financial products and services. The Company’s ordinary shares and warrants are listed on the Nasdaq Stock Market under the symbols “CSHR” and “CSHRW”, respectively.

The principal activity of the Company is to act as the parent entity of the Group. In this capacity, the Company provides strategic direction, governance, and oversight to its subsidiaries. While the Company undertakes certain operational activities from time to time, including investment-related transactions, financing activities, and the payment of expenses, these activities are ancillary to its primary role as the parent company of the Group. The Company is a public company limited by shares and is incorporated and domiciled in Jersey. The address of its registered office is 2nd Floor, 2 Hill Street, St Helier, Jersey JE2 4UA.

Basis of preparation

The Company was incorporated in Jersey on August 29, 2025 under the name Odysseus Holdings Limited and was formed solely for the purpose of effecting the business combination (the “Business Combination”) between CoinShares International Limited (“CSIL”) and Vine Hill Capital Investment Corp., a special purpose acquisition company whose securities were publicly traded on the Nasdaq Stock Market (“Vine Hill” or the “SPAC”). The Business Combination was consummated on March 31, 2026, at which time Vine Hill merged with and into a wholly owned merger subsidiary of the Company, CSIL became a wholly owned subsidiary of the Company pursuant to a scheme of arrangement under Jersey law, the Company became the ultimate parent company of the Group, and the Company was renamed CoinShares PLC.

CSIL was determined to be the accounting acquirer in the Business Combination. Vine Hill did not meet the definition of a business under ASC 805, Business Combinations, and the Company, having been newly formed solely to effect the Business Combination, is not a substantive entity and is therefore excluded from the identification of the accounting acquirer. Accordingly, the Business Combination was not accounted for as a business combination under ASC 805, but as a reverse recapitalization, which is treated as the equivalent of CSIL issuing shares for the net assets of Vine Hill, accompanied by a recapitalization. The net assets of Vine Hill were stated at historical cost, with no goodwill or other intangible assets recognized. Because the Company survives as the ultimate parent company of the Group, the reverse recapitalization is presented by reference to the Company’s legal capital structure. These unaudited condensed consolidated financial statements accordingly represent a continuation of the financial statements of CSIL, and the results of operations of the Company for the period prior to the Reverse Recapitalization are not included. The ordinary shares, share capital and additional paid-in capital of CSIL, and the weighted-average number of ordinary shares used to compute earnings per share, have been retrospectively adjusted for all periods presented to reflect the legal capital structure of the Company using the exchange ratio established in the Reverse Recapitalization. See Note 7 for further discussion of the Reverse Recapitalization.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) pertaining to interim financial statements. Accordingly, certain information and note disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted, consistent with Article 10 of Regulation S-X, and these financial statements do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation of the interim financial information have been included and are of a normal, recurring nature. Unaudited interim results are not necessarily indicative of the results to be expected for the full fiscal year.

Significant accounting policies

The accounting policies and methods of computation applied in the preparation of these unaudited condensed consolidated financial statements are consistent with those applied in the audited consolidated financial statements of CSIL for the year ended December 31, 2025, and there have been no new accounting policies adopted during the six months ended June 30, 2026 that have had a material effect on the Group. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes of CSIL for the fiscal years ended December 31, 2025, 2024 and 2023 included in the Company’s annual report on Form 20-F (File No. 001-43222), which was initially filed with the SEC on April 30, 2026 and from which the accompanying condensed consolidated balance sheet as of December 31, 2025 was derived.

Warrants

Warrants issued or assumed by the Group are assessed under ASC 815 — Derivatives and Hedging. Warrants that meet the criteria for equity classification are recorded in equity at fair value on initial recognition and are not subsequently remeasured. Warrants classified as liabilities are measured at fair value, with changes recognised in profit or loss. The Company’s public warrants, assumed on completion of the reverse recapitalisation, are equity-classified.

Emerging Growth Company

The Company is an emerging growth company (“EGC”) as defined by the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides that an EGC that reports under U.S. GAAP can take advantage of extended transition periods for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company has elected to take advantage of the extended transition periods. As a result of this election, these unaudited condensed consolidated financial statements may not be comparable to the financial statements of companies that comply with new or revised accounting pronouncements as of the effective dates applicable to public companies.

Recently issued accounting pronouncements not yet adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to income tax disclosures, which enhances the disclosure requirements for the income tax rate reconciliation, domestic and foreign income taxes paid, requiring disclosure of disaggregated income taxes paid by jurisdiction, unrecognized tax benefits, and modifies other income tax-related disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which as amended by subsequent ASUs on the topic requires public business entities to disclose, for interim and annual reporting periods, additional information about certain income statement expense categories. The standard is effective for the Company for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted, and the standard is to be applied either prospectively or by a retrospective transition approach. The Company is currently evaluating the impact that the updated standard will have on the Company’s disclosures within the consolidated financial statements.

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity (VIE). This standard clarifies the guidance in determining the accounting acquirer in a business combination effected primarily by exchanging equity interests when the acquiree is a VIE that meets the definition of a business. The standard is effective for the Company for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted, and the standard is to be applied prospectively to acquisitions after the adoption date. The Company is currently evaluating the impact of this update and does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This standard allows entities to apply a practical expedient when estimating expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606, Revenue from Contracts with Customers. The standard is effective for the Company for fiscal year beginning after December 15, 2025, including interim periods within those fiscal years. Early adoption is permitted, and the standard is to be applied prospectively. The Company is currently evaluating the impact of this update and does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270) — Narrow-Scope Improvements. The ASU clarifies the scope of interim reporting guidance, reorganizes disclosure requirements for ease of navigation, and introduces a principle requiring disclosure of material events occurring after the last annual reporting period but before interim financial statements are issued. The ASU does not create new disclosure requirements but improves clarity and consistency in presentation. As an EGC, the Company has elected to adopt the standard based on the effective date applicable to non-public business entities. Accordingly, the standard is effective for interim periods within fiscal years beginning after December 15, 2028. Early adoption is permitted. The Company is currently evaluating the impact this standard will have on its consolidated financial statements.

1. Description of Organization and Business Operations

CoinShares PLC f/k/a Odysseus Holdings Limited (“Holdco”) is a Bailiwick of Jersey, Channel Islands corporation, registered in Jersey, Channel Islands on August 29, 2025 (inception) and was the surviving company in connection with a business combination (as described below in Note 5, “Business Combination Agreement”). Holdco has no prior operating activities. Holdco was formed solely for the purpose of effectuating the business combination, and it does not own any material assets or conduct any business activities other than activities incidental to effectuating the business combination.

In addition, Odysseus (Cayman) Limited, a Cayman Islands exempted company (“SPAC Merger Sub”) was formed on August 25, 2025, and is a wholly owned subsidiary of Holdco since incorporation. As of the reporting date, SPAC Merger Sub has no operations.

Liquidity

As of December 31, 2025, Holdco had cash of $30,422. Holdco recorded a net loss for the period from August 29, 2025 (Inception) to December 31, 2025 of $151,410. As of December 31, 2025, the Holdco’s total liabilities were $61,832. Holdco is a non-revenue generating holding company which was solely created to be the surviving company in connection with the Business Combination Agreement (as further described in Note 5). Prior to the consummation of the business combination, there was a risk that it would not be completed, and the Holdco would lack liquidity to sustain operations for significant costs associated with the merger which include, but are not limited to formation costs, filing costs, and legal costs. That risk was alleviated as Holdco has since completed the closing of the Business Combination at which time it obtained access to proceeds from the Trust Account, PIPE Investment and the operations of CoinShares, as further discussed in Note 5 and Note 7, for general working capital purposes.

Coinshares International Limited [Member]
Organization, Description of Business, and Nature of Operations [Line Items]
Organization, description of business, and nature of operations

1. Organization and Description of Business

CoinShares International Limited (the “Company”) and its subsidiaries (together the “Group” or “CoinShares”) primarily operate in Jersey, Channel Islands. The Company’s principal activity is providing customers with exposure to the digital asset ecosystem through a range of financial products and services.

The principal activity of the Company is to act as the parent entity of the Group. In this capacity, the Company provides strategic direction, governance, and oversight to its subsidiaries. While the Company undertakes certain operational activities from time to time, including investment-related transactions, financing activities, and the payment of expenses, these activities are ancillary to its primary role as the parent company of the Group. The Company is a public company limited by shares and is incorporated and domiciled in Jersey. The address of its registered office is 2nd Floor, 2 Hill Street, St Helier, Jersey JE2 4UA.

Basis of presentation

The Company has prepared these special purpose consolidated financial statements (the “consolidated financial statements”) of the Company for inclusion in an Annual Report on Form 20-F to be submitted to the United States Securities and Exchange Commission (“SEC”) in an annual report to be filed by CoinShares PLC, the successor entity to the Company, subsequent to year end. The Company, CoinShares PLC, and Vine Hill Capital Investment Corp, a special purpose acquisition company (the “SPAC”), entered into a Business Combination Agreement dated as of September 8, 2025, in which at the time of closing of the Business Combination, the Company and the SPAC would become wholly-owned subsidiaries of CoinShares PLC, and CoinShares PLC would become a US publicly traded company. As predecessor of CoinShares PLC, a foreign private issuer who has voluntarily chosen to issue its financial statements for the period ended December 31, 2025 in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and presented in U.S. dollars, these accompanying consolidated financial statements are required to be prepared in accordance with U.S. GAAP. The Company has therefore presented these accompanying consolidated financial statements in U.S. dollars, which is also the Company’s presentation currency.

As discussed further in Note 24, on March 31, 2026 the Company consummated the Business Combination with the SPAC and CoinShares PLC. Concurrently with the closing of the Business Combination, the Company completed the delisting of its shares from Nasdaq Stockholm, with the last day of trading on Nasdaq Stockholm occurring on March 30, 2026.

Emerging Growth Company

The Company is an emerging growth company (“EGC”) as defined by the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides that an EGC that reports under US GAAP can take advantage of extended transition periods for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. As the predecessor to CoinShares PLC the Company elected to take advantage of the extended transition periods.